Schedule of Investments
June 30, 2025 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 58.67%

Communication Services - 2.15%
Verizon Communications, Inc.			2,230		96,492

Consumer Discretionary - 2.60%
Comcast Corp.			700		24,983
eBay, Inc.			1,230		91,586

					116,569

Consumer Staples - 10.72%
Altria Group, Inc.			1,630		95,567
General Mills, Inc.			1,360		70,462
Molson Coors Beverage Co.			1,230		59,151
The Kraft Heinz Co.			2,320		59,902
The JM Smucker Co.			750		73,650
The Kroger Co.			1,700		121,941

					480,673

Energy - 4.79%
BP plc			900		26,937
Chevron Corp. (2)			250		35,798
Diamondback Energy, Inc.			200		27,480
Energy Transfer LP			2,000		36,260
Exxon Mobil Corp.			820		88,396

					214,871

Financials - 7.52%
Allstate Corp.			350		70,459
Aon plc (United Kingdom)			100		35,676
Chubb Ltd. (Switzerland)			230		66,636
The Travelers Cos., Inc.			270		72,236
US Bancorp, Inc.			2,040		92,310

					337,316

Health Care - 11.55%
Amgen, Inc.			270		75,387
Cardinal Health, Inc.			820		137,760
Cigna Corp. (2)			160		52,893
CVS Health Corp.			1,100		75,878
Johnson & Johnson			540		82,485
Teva Pharmaceutical Industries Ltd. ADR (2)			4,090		68,548
UnitedHealth Group, Inc.			80		24,958

					517,909

Industrials - 2.54%
The 3M Co.			500		76,120
Quanta Services, Inc.			100		37,808

					113,928

Information Technology - 4.49%
International Business Machines Corp.			200		58,956
HP, Inc.			1,000		24,460
Oracle Corp.			540		118,060

					201,476

Materials - 6.12%
Agnico Eagle Mines, Ltd. (Canada)			1,130		134,391
Alamos Gold, Inc.			5,270		139,971

					274,362

Utilities - 6.17%
Dominion Energy, Inc.			1,770		100,040
Exelon Corp.			2,180		94,656
First Energy Corp.			2,040		82,130

					276,826

Total Common Stock			(Cost $ 1,727,863)		2,630,421

U.S. Government Obligations - 28.51%

U.S. Government Treasury Bill, 0.00%, 12/26/2025			800,000		783,728
U.S. Government Treasury Bill, 0.00%, 10/09/2025			500,000		494,209

Total U.S. Government Obligations			(Cost $ 1,273,933)		1,277,937

Money Market Registered Investment Companies - 13.59%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 4.14% (4)			609,201		609,201

Total Money Market Registered Investment Companies			(Cost $ 609,201)		609,201

Total Investments - 101.19%			(Cost $ 3,664,075)		4,536,559

Liabilities Less Other Assets - (1.19%)					(53,474)

Total Net Assets - 100.00%					4,483,085

Options - 0.42%

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, August 15, 2025, Put @ 5,600.00 (6)	10	8/15/2025	5,600,000		19,000

Total Options	10		(Cost $ 53,079)		19,000

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$4,536,559	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$4,536,559	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at June 30, 2025.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2025.